Financial instruments and financial risk management - Narrative (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial instruments and financial risk management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Working capital surplus	$ 125,024,698	$ 25,969,236
Conversion rate	1.2886
Reasonably possible change In US Dollar relative to Canadian Dollar	10.00%	10.00%
Change in comprehensive income	$ 10,337,000	$ 78,000